Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 36.0%
Security	Shares	Value
Aerospace & Defense — 1.2%
Airbus SE	3,240	$ 481,506
BAE Systems PLC	33,836	448,912
Boeing Co. (The)(1)	1,527	353,699
General Dynamics Corp.	3,248	802,159
L3Harris Technologies, Inc.	3,167	604,295
Lockheed Martin Corp.	1,108	496,129
MTU Aero Engines AG	3,097	634,671
Northrop Grumman Corp.	2,658	1,262,975
RTX Corp.	4,761	387,926
		$ 5,472,272
Air Freight & Logistics — 0.1%
FedEx Corp.	1,265	$ 327,420
United Parcel Service, Inc., Class B	2,230	338,090
		$ 665,510
Automobile Components — 0.1%
JTEKT Corp.	41,800	$ 384,098
Koito Manufacturing Co., Ltd.	18,700	283,046
		$ 667,144
Automobiles — 0.8%
Ford Motor Co.	30,348	$ 311,371
Mercedes-Benz Group AG	12,482	811,571
Tesla, Inc.(1)	7,539	1,809,963
Toyota Motor Corp.	28,200	535,401
		$ 3,468,306
Banks — 1.3%
Bank of America Corp.	20,862	$ 636,082
BNP Paribas S.A.	5,907	371,355
Chiba Bank, Ltd. (The)	55,700	417,972
Citigroup, Inc.	6,361	293,242
Citizens Financial Group, Inc.	13,251	361,355
Commonwealth Bank of Australia(2)	7,421	512,652
Eastern Bankshares, Inc.	27,663	330,849
FB Financial Corp.	12,791	429,266
First Hawaiian, Inc.	24,943	490,130
JPMorgan Chase & Co.	3,695	576,716
Stellar Bancorp, Inc.	15,610	372,455
Veritex Holdings, Inc.	19,228	368,024
Wells Fargo & Co.	20,776	926,402
		$ 6,086,500
Security	Shares	Value
Beverages — 1.1%
Anheuser-Busch InBev S.A./NV	14,959	$ 941,414
Asahi Group Holdings, Ltd.	14,600	540,543
Coca-Cola Co. (The)	20,317	1,187,326
Heineken NV	9,255	847,231
Kirin Holdings Co., Ltd.	23,600	333,622
PepsiCo, Inc.	1,879	316,217
Pernod Ricard S.A.	5,035	869,849
		$ 5,036,202
Biotechnology — 0.6%
AbbVie, Inc.	4,887	$ 695,860
Amgen, Inc.	1,757	473,757
Gilead Sciences, Inc.	8,927	683,808
Regeneron Pharmaceuticals, Inc.(1)	418	344,353
Vertex Pharmaceuticals, Inc.(1)	1,349	478,639
		$ 2,676,417
Broadline Retail — 0.9%
Amazon.com, Inc.(1)	26,893	$ 3,928,798
		$ 3,928,798
Building Products — 0.3%
Carrier Global Corp.	6,260	$ 325,270
CSW Industrials, Inc.	1,967	348,808
Daikin Industries, Ltd.	3,700	552,482
Resideo Technologies, Inc.(1)	20,993	344,915
		$ 1,571,475
Capital Markets — 1.1%
Ares Management Corp., Class A	3,371	$ 378,395
Brightsphere Investment Group, Inc.	18,092	315,705
Brookfield Asset Management, Ltd., Class A(2)	14,444	505,718
Brookfield Corp.(2)	10,783	380,319
CME Group, Inc.	2,642	576,907
Hamilton Lane, Inc., Class A	3,824	374,178
Houlihan Lokey, Inc.	3,302	355,692
Moelis & Co., Class A	7,455	353,740
Partners Group Holding AG	840	1,107,532
Tradeweb Markets, Inc., Class A	4,307	417,348
Victory Capital Holdings, Inc., Class A	10,363	333,171
		$ 5,098,705
Chemicals — 1.4%
AdvanSix, Inc.	10,061	$ 262,894
Akzo Nobel NV	2,620	201,681
Arkema S.A.	3,254	331,119

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Corteva, Inc.	6,781	$ 306,501
Dow, Inc.	15,463	800,210
EMS-Chemie Holding AG	830	588,485
Givaudan S.A.	200	748,481
Kaneka Corp.	13,400	336,809
Linde PLC	2,585	1,069,596
NOF Corp.	7,600	351,259
Novozymes A/S, Class B	5,713	296,253
Sika AG	2,434	661,437
Symrise AG	2,832	318,774
		$ 6,273,499
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	2,488	$ 425,423
		$ 425,423
Construction & Engineering — 0.4%
API Group Corp.(1)	13,493	$ 409,512
COMSYS Holdings Corp.	24,400	528,396
Eiffage S.A.	4,734	479,936
Taisei Corp.	10,300	350,260
		$ 1,768,104
Consumer Finance — 0.3%
AEON Financial Service Co., Ltd.	40,100	$ 343,599
American Express Co.	2,080	355,202
SLM Corp.	25,415	381,987
Synchrony Financial	11,093	358,970
		$ 1,439,758
Consumer Staples Distribution & Retail — 0.3%
Aeon Co., Ltd.	15,100	$ 312,320
Alimentation Couche-Tard, Inc.	11,402	650,367
Walmart, Inc.	4,118	641,131
		$ 1,603,818
Containers & Packaging — 0.1%
Silgan Holdings, Inc.	7,506	$ 313,150
Sonoco Products Co.	5,574	307,462
		$ 620,612
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	20,843	$ 345,368
		$ 345,368
Security	Shares	Value
Electric Utilities — 0.8%
Duke Energy Corp.	3,604	$ 332,577
Enel SpA	180,039	1,272,307
Exelon Corp.	7,734	297,836
Hydro One, Ltd.(3)	34,567	960,881
Iberdrola S.A.	28,270	349,389
Southern Co. (The)	6,397	454,059
		$ 3,667,049
Electrical Equipment — 0.3%
Eaton Corp. PLC	5,895	$ 1,342,233
		$ 1,342,233
Electronic Equipment, Instruments & Components — 0.5%
Azbil Corp.	12,700	$ 410,176
Hexagon AB, Class B	32,299	323,503
Keyence Corp.	1,500	642,323
Knowles Corp.(1)	30,087	477,481
Kyocera Corp.	5,523	305,834
		$ 2,159,317
Energy Equipment & Services — 0.4%
Baker Hughes Co.	9,672	$ 326,430
ChampionX Corp.	9,561	280,328
Halliburton Co.	8,455	313,089
Schlumberger NV	7,342	382,078
Tenaris S.A.	18,609	321,057
		$ 1,622,982
Entertainment — 0.1%
CTS Eventim AG & Co. KGaA	8,010	$ 549,441
		$ 549,441
Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	4,646	$ 1,672,560
Corebridge Financial, Inc.	17,560	369,287
Enact Holdings, Inc.	12,600	349,146
Equitable Holdings, Inc.	12,532	384,607
Mastercard, Inc., Class A	955	395,208
ORIX Corp.	21,100	385,476
PayPal Holdings, Inc.(1)	5,860	337,594
Visa, Inc., Class A	1,751	449,447
		$ 4,343,325
Food Products — 1.1%
Barry Callebaut AG	445	$ 741,594
Danone S.A.	15,793	1,015,535

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Ezaki Glico Co., Ltd.(2)	28,000	$ 772,927
House Foods Group, Inc.	15,100	329,803
Kagome Co., Ltd.	14,100	303,148
Kerry Group PLC, Class A	3,542	286,685
Nestle S.A.	10,874	1,237,337
Saputo, Inc.(2)	23,295	452,870
		$ 5,139,899
Ground Transportation — 0.7%
Canadian National Railway Co.	2,699	$ 313,191
Central Japan Railway Co.	14,500	347,857
CSX Corp.	13,567	438,214
Schneider National, Inc., Class B	12,556	289,165
TFI International, Inc.	3,458	409,165
Uber Technologies, Inc.(1)	8,418	474,607
U-Haul Holding Co., Non Voting Shares	6,484	351,108
Union Pacific Corp.	1,711	385,437
		$ 3,008,744
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	5,567	$ 580,583
Becton, Dickinson & Co.	1,240	292,863
Boston Scientific Corp.(1)	8,954	500,439
Cochlear, Ltd.(2)	1,957	352,958
EssilorLuxottica S.A.	4,441	847,997
Intuitive Surgical, Inc.(1)	1,642	510,399
Medtronic PLC	7,389	585,726
Stryker Corp.	1,228	363,893
		$ 4,034,858
Health Care Providers & Services — 1.3%
Cardinal Health, Inc.	3,635	$ 389,236
Cencora, Inc.	4,523	919,842
Centene Corp.(1)	4,413	325,150
Fresenius SE & Co. KGaA	11,554	366,896
HCA Healthcare, Inc.	1,326	332,136
Laboratory Corp. of America Holdings	2,137	463,537
McKesson Corp.	1,919	903,005
Sonic Healthcare, Ltd.	16,079	311,145
UnitedHealth Group, Inc.	3,230	1,786,093
		$ 5,797,040
Hotels, Restaurants & Leisure — 0.2%
Airbnb, Inc., Class A(1)	2,480	$ 313,323
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.(1)	147	$ 459,478
		$ 772,801
Household Durables — 0.4%
Installed Building Products, Inc.	3,587	$ 539,879
Sony Group Corp.	7,600	653,532
Tri Pointe Homes, Inc.(1)	22,865	667,201
		$ 1,860,612
Household Products — 0.1%
Procter & Gamble Co. (The)	2,467	$ 378,734
Reckitt Benckiser Group PLC	3,105	211,969
		$ 590,703
Industrial Conglomerates — 0.5%
General Electric Co.	3,261	$ 397,190
Hitachi, Ltd.	6,600	458,906
Honeywell International, Inc.	2,248	440,428
Siemens AG	2,117	355,619
Smiths Group PLC	32,780	683,947
		$ 2,336,090
Industrial REITs — 0.2%
ProLogis, Inc.	6,250	$ 718,312
		$ 718,312
Insurance — 1.0%
AIA Group, Ltd.	35,800	$ 307,777
Allianz SE	1,970	495,340
American International Group, Inc.	5,638	371,037
Brighthouse Financial, Inc.(1)	7,232	376,281
Markel Group, Inc.(1)	229	329,552
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,414	1,028,218
QBE Insurance Group, Ltd.	33,792	343,832
Swiss Life Holding AG	1,249	802,056
Tokio Marine Holdings, Inc.	17,800	440,766
		$ 4,494,859
Interactive Media & Services — 1.4%
Alphabet, Inc., Class A(1)	16,940	$ 2,245,058
Alphabet, Inc., Class C(1)	15,655	2,096,518
Meta Platforms, Inc., Class A(1)	6,462	2,114,043
		$ 6,455,619

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 0.3%
Bechtle AG	12,482	$ 619,007
Otsuka Corp.	9,600	391,121
Shopify, Inc., Class A(1)	4,100	298,674
		$ 1,308,802
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(1)	1,228	$ 262,915
		$ 262,915
Machinery — 0.9%
Caterpillar, Inc.	1,767	$ 443,022
Daifuku Co., Ltd.	19,200	361,696
Deere & Co.	1,150	419,072
Fortive Corp.	6,449	444,852
Illinois Tool Works, Inc.	1,729	418,781
Interroll Holding AG	106	303,612
Otis Worldwide Corp.	4,846	415,738
PACCAR, Inc.	7,012	643,842
Rational AG	698	447,643
		$ 3,898,258
Media — 0.2%
Fox Corp., Class B	11,208	$ 310,013
News Corp., Class B	17,717	408,200
		$ 718,213
Metals & Mining — 0.2%
BHP Group, Ltd.	10,961	$ 333,680
Freeport-McMoRan, Inc.	9,457	352,935
Rio Tinto, Ltd.	4,853	398,457
		$ 1,085,072
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	10,765	$ 304,326
Dominion Energy, Inc.	11,454	519,324
National Grid PLC	29,419	381,543
NiSource, Inc.	12,262	314,398
		$ 1,519,591
Oil, Gas & Consumable Fuels — 2.0%
Antero Midstream Corp.	29,666	$ 395,151
California Resources Corp.	7,710	394,829
Cheniere Energy, Inc.	2,596	472,861
Chevron Corp.	7,383	1,060,199
ConocoPhillips	3,306	382,074
Devon Energy Corp.	7,662	344,560
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	2,275	$ 351,283
DT Midstream, Inc.	7,539	431,909
Exxon Mobil Corp.	13,674	1,404,867
Hess Corp.	2,278	320,196
Magnolia Oil & Gas Corp., Class A	15,206	326,929
Marathon Oil Corp.	13,137	334,074
Occidental Petroleum Corp.	5,477	323,964
Phillips 66	2,920	376,359
PrairieSky Royalty, Ltd.(2)	26,792	492,225
Shell PLC	19,421	627,780
Suncor Energy, Inc.(2)	11,443	377,287
Targa Resources Corp.	5,328	481,918
TC Energy Corp.	9,665	362,469
		$ 9,260,934
Paper and Forest Products — 0.2%
Mondi PLC	40,460	$ 720,925
		$ 720,925
Personal Care Products — 0.3%
Kao Corp.	16,900	$ 647,490
L'Oreal S.A.	1,302	611,798
Unilever PLC	6,607	315,198
		$ 1,574,486
Pharmaceuticals — 2.4%
Astellas Pharma, Inc.	40,100	$ 488,733
AstraZeneca PLC	6,243	803,514
Bristol-Myers Squibb Co.	12,765	630,336
Daiichi Sankyo Co., Ltd.	29,400	796,656
Eli Lilly & Co.	2,049	1,211,041
GSK PLC	43,636	784,027
Johnson & Johnson	5,143	795,416
Merck & Co., Inc.	9,391	962,390
Merck KGaA	2,073	363,115
Novartis AG	14,498	1,415,124
Novo Nordisk A/S, Class B	4,376	447,072
Pfizer, Inc.	19,304	588,193
Roche Holding AG PC	3,144	845,802
Sanofi S.A.	4,338	404,583
Takeda Pharmaceutical Co., Ltd.	13,700	388,367
		$ 10,924,369
Professional Services — 0.4%
Automatic Data Processing, Inc.	1,583	$ 363,964
Parsons Corp.(1)	6,380	397,410

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Paycom Software, Inc.	1,371	$ 249,056
Science Applications International Corp.	3,293	386,631
Verra Mobility Corp.(1)	19,964	400,877
		$ 1,797,938
Real Estate Management & Development — 0.1%
Daiwa House Industry Co., Ltd.	12,800	$ 363,705
Mitsubishi Estate Co., Ltd.	22,900	309,573
		$ 673,278
Residential REITs — 0.1%
Mid-America Apartment Communities, Inc.	2,692	$ 335,100
		$ 335,100
Retail REITs — 0.1%
Realty Income Corp.	11,074	$ 597,553
		$ 597,553
Semiconductors & Semiconductor Equipment — 1.3%
ASML Holding NV	1,735	$ 1,182,448
Broadcom, Inc.	827	765,579
Intel Corp.	7,163	320,186
NVIDIA Corp.	7,548	3,530,200
		$ 5,798,413
Software — 2.1%
Alarm.com Holdings, Inc.(1)	11,496	$ 626,302
Microsoft Corp.	21,287	8,065,857
Nemetschek SE	10,066	878,787
		$ 9,570,946
Specialized REITs — 0.4%
Equinix, Inc.	1,097	$ 894,066
Four Corners Property Trust, Inc.	28,153	647,238
VICI Properties, Inc.	11,344	339,072
		$ 1,880,376
Specialty Retail — 0.4%
Home Depot, Inc. (The)	2,565	$ 804,102
Industria de Diseno Textil S.A.	24,413	1,007,403
		$ 1,811,505
Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	48,687	$ 9,248,095
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	24,248	$ 410,034
		$ 9,658,129
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG	4,485	$ 938,861
		$ 938,861
Tobacco — 0.3%
British American Tobacco PLC	20,070	$ 638,627
Japan Tobacco, Inc.	18,200	468,008
Philip Morris International, Inc.	4,852	452,983
		$ 1,559,618
Trading Companies & Distributors — 0.5%
Brenntag SE	9,349	$ 808,810
GMS, Inc.(1)	5,976	404,217
ITOCHU Corp.(2)	12,300	478,192
Mitsubishi Corp.	11,200	522,236
		$ 2,213,455
Water Utilities — 0.1%
Severn Trent PLC	9,320	$ 306,168
		$ 306,168
Total Common Stocks (identified cost $128,652,836)		$164,456,700

Exchange-Traded Funds — 39.1%
Security	Shares	Value
Equity Funds — 6.8%
iShares MSCI China ETF	400,582	$ 17,096,840
iShares MSCI India ETF	110,000	5,062,200
iShares MSCI South Korea ETF	63,800	4,021,952
iShares MSCI Taiwan ETF	103,400	5,035,580
		$ 31,216,572
Fixed Income Funds — 32.3%
Janus Henderson Mortgage-Backed Securities ETF(2)	2,243,100	$ 99,638,502
WisdomTree Floating Rate Treasury Fund	950,987	47,853,666
		$147,492,168
Total Exchange-Traded Funds (identified cost $184,500,642)		$178,708,740

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 18.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$7,949	$ 4,674,908
1.375%, 11/15/40	7,503	4,595,966
1.75%, 8/15/41	9,628	6,199,535
1.875%, 2/15/41	10,056	6,698,302
2.00%, 11/15/41	6,564	4,399,535
2.25%, 5/15/41	11,251	7,959,721
2.75%, 8/15/42	6,337	4,786,663
3.375%, 8/15/42	6,817	5,672,789
3.875%, 8/15/40	3,335	3,037,495
4.00%, 11/15/42	4,169	3,792,741
4.375%, 11/15/39	6,171	6,015,997
U.S. Treasury Notes:
0.25%, 6/15/24	2,989	2,909,992
0.25%, 8/31/25	2,014	1,861,150
0.625%, 10/15/24	3,780	3,632,690
0.875%, 1/31/24	2,328	2,311,043
1.00%, 12/15/24	1,856	1,777,961
1.50%, 11/30/24	3,917	3,776,608
1.50%, 2/15/25	2,256	2,162,064
2.50%, 4/30/24	2,023	1,998,800
3.875%, 1/15/26	1,905	1,875,114
4.00%, 12/15/25	2,142	2,113,719
4.50%, 11/15/25	3,256	3,242,565
Total U.S. Treasury Obligations (identified cost $96,515,439)		$ 85,495,358

Short-Term Investments — 10.3%
Affiliated Fund — 6.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.26%(4)	28,332,898	$ 28,332,898
Total Affiliated Fund (identified cost $28,332,898)		$ 28,332,898

Securities Lending Collateral — 4.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(5)	18,471,542	$ 18,471,542
Total Securities Lending Collateral (identified cost $18,471,542)		$ 18,471,542
Total Short-Term Investments (identified cost $46,804,440)		$ 46,804,440
Total Investments — 104.1% (identified cost $456,473,357)		$475,465,238
Other Assets, Less Liabilities — (4.1)%		$(18,515,917)
Net Assets — 100.0%		$456,949,321
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at November 30, 2023. The aggregate market value of securities on loan at November 30, 2023 was $19,353,125 and the total market value of the collateral received by the Fund was $19,922,273, comprised of cash of $18,471,542 and U.S. government and/or agencies securities of $1,450,731.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2023, the aggregate value of these securities is $960,881 or 0.2% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2023.
(5)	Represents investment of cash collateral received in connection with securities lending.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	52.8%	$241,168,361
Japan	3.4	15,536,332
Germany	1.9	8,616,753
Switzerland	1.4	6,368,321
Canada	1.1	5,203,166
France	1.1	5,009,095
United Kingdom	0.8	3,789,878
Netherlands	0.6	2,859,140
Australia	0.5	2,252,724
Spain	0.3	1,356,792
Italy	0.3	1,272,307
Belgium	0.2	941,414
Denmark	0.2	743,325
Austria	0.1	720,925
Sweden	0.1	323,503
Hong Kong	0.1	307,777
Ireland	0.1	286,685
Exchange-Traded Funds	39.1	178,708,740
Total Investments	104.1%	$475,465,238
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at November 30, 2023.
Affiliated Investments
At November 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $28,332,898, which represents 6.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$23,911,666	$84,106,574	$(79,685,342)	$ —	$ —	$28,332,898	$258,954	28,332,898
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 7,519,200	$ 549,441	$ —	$ 8,068,641
Consumer Discretionary	8,834,115	4,613,912	—	13,448,027
Consumer Staples	4,079,628	11,425,098	—	15,504,726
Energy	9,935,079	948,837	—	10,883,916
Financials	14,906,572	6,556,575	—	21,463,147
Health Care	15,079,610	8,615,989	—	23,695,599
Industrials	16,254,821	8,244,681	—	24,499,502
Information Technology	23,742,408	4,753,199	—	28,495,607
Materials	3,412,748	5,287,360	—	8,700,108
Real Estate	3,531,341	673,278	—	4,204,619
Utilities	3,183,401	2,309,407	—	5,492,808
Total Common Stocks	$110,478,923	$53,977,777*	$ —	$164,456,700
Exchange-Traded Funds	$178,708,740	$ —	$ —	$178,708,740
U.S. Treasury Obligations	—	85,495,358	—	85,495,358
Short-Term Investments:
Affiliated Fund	28,332,898	—	—	28,332,898
Securities Lending Collateral	18,471,542	—	—	18,471,542
Total Investments	$335,992,103	$139,473,135	$ —	$475,465,238
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.